Credit Facilities - Summary of Company's Finance Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Finance Cost [abstract]
Average principal outstanding during period	$ 601,112	$ 1,099,846
Average effective interest rate during period	2.03%	4.07%
Total interest expense incurred during period	$ 12,226	$ 44,767
Costs related to undrawn credit facilities	4,349	3,834
Interest expense—lease liabilities	140	175
Letters of guarantee		(46)
Total finance costs	$ 16,715	$ 48,730